Nature of Business and Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 class	Dec. 31, 2013	Dec. 31, 2012
Nature of Business and Significant Accounting Policies
Assets allocated to GP 3, GP 5, GP 6 and GP 15	$ 0
Assets allocated to GP 5, GP 7 LLC, GP 10 LLC, GP 11 and GP 12 LLC		0
Classes of interests
Number of classes of limited partner interests	7
Income taxes
Income taxes	0	0	0
Statement of cash flows
Debt carried by partners	$ 0	$ 0	$ 0